Board remuneration (Tables)	12 Months Ended
Dec. 31, 2014
Board Remuneration [Abstract]
Schedule Of Board Remuneration
The following table sets forth as to all current members of the Management Board of the Company, information concerning all remuneration from the Company (including its subsidiaries) for services in all capacities:

	Base compensation -2-	Bonuses	Pensions	Share based payment expenses -1-	Fringe benefits	Total
Management Board:
C.D. del Prado
2014	520	663	78	762	60	2,083
2013	520	527	92	506	60	1,705
2012	510	177	76	398	59	1,220

P.A.M. van Bommel
2014	386	412	69	528	46	1,441
2013	375	391	79	418	45	1,308
2012	367	144	88	325	59	983

1.	These amounts represent the vesting expenses related to the financial year.

2.
An incidental crisis levy of 16% as imposed by the Dutch government amounted to €145 for 2013 and €175 for 2012. This crisis tax levy is payable by the employer and is charged over income of employees exceeding a €150 threshold for both years. These expenses do not form part of the remuneration costs mentioned.

Schedule of Share-based Compensation, Stock Options, Activity
The following is a summary of changes in options outstanding:

	Euro-plans		US dollar-plans
	Number of options	Weighted average exercise price in €	Number of options	Weighted average exercise price in US$
Balance January 1, 2012	1,319,957	19.08	515,110	20.83
Options granted	708,891	27.04	—	—
Options forfeited	(44,500)	15.49	(29,400)	20.63
Options exercised	(59,660)	15.08	(85,310)	20.42
Balance December 31, 2012	1,924,688	22.22	400,400	20.94
Options forfeited	(25,050)	24.72	(1,220)	13.65
Options exercised	(23,550)	15.91	(52,670)	15.97
Balance July 25, 2013	1,876,088	22.26	346,510	21.72
Adjustment following capital distribution	336,446	18.88	62,145	18.42
Options granted	776,450	23.73	—	—
Options forfeited	(39,271)	20.93	(2,830)	9.06
Options exercised	(29,361)	10.70	(17,675)	12.66
Balance December 31, 2013	2,920,352	20.22	388,150	18.75
Options forfeited	(41,366)	22.00	(1,416)	18.08
Options exercised	(175,650)	15.68	(300,509)	12.53
Balance December 31, 2014	2,703,336	20.49	86,225	21.18
The following table shows the outstanding options to purchase ASM International NV common shares held by members of the Management Board. There were no changes in such holdings during 2014:

	Year of grant	Outstanding January 1, 2014	Granted in 2014	Exercised in 2014	Outstanding December 31, 2014	Exercise price	End date
C.D. del Prado -1-	2007	23,168	—	—	23,168	€16.51	May 23, 2015
C.D. del Prado -1-	2008	147,416	—	—	147,416	€10.78	Mar 1, 2016
C.D. del Prado -2-	2009	58,967	—	—	58,967	€12.79	Nov 30, 2017
C.D. del Prado -3-	2011	88,450	—	—	88,450	€18.93	Dec 31, 2018
C.D. del Prado -3-	2012	70,760	—		70,760	€22.93	Dec 31, 2019
C.D. del Prado -3-	2013	75,000	—	—	75,000	€23.73	Dec 31, 2020
P.A.M. van Bommel -2-	2010	29,483	—	—	29,483	€13.80	Jul 1, 2017
P.A.M. van Bommel -3-	2011	62,504	—	—	62,504	€18.93	Dec 31, 2018
P.A.M. van Bommel -3-	2012	47,173	—	—	47,173	€22.93	Dec 31, 2019
P.A.M. van Bommel -3-	2013	53,000	—	—	53,000	€23.73	Dec 31, 2020
		655,921	—	—	655,921

1.
The vesting of these options was conditional. A percentage, not exceeding 150%, of the options which have been granted conditionally will become unconditional after three years, based on the total return of the Company's shares for the three years after the options are granted compared to the average total return of the shares of a relevant number of companies which are similar to the Company during the same three-year period. The options are granted for a term of eight years

2.	These options are granted for a term of eight years and become exercisable after a three years vesting period.

3.	These options are granted for a term of seven years and become exercisable after a three years vesting period.

Schedule of Supervisory Board Compensation
The following table sets forth as to all current and former members of the Supervisory Board of the Company information concerning all remuneration (base compensation, no bonuses or pensions were paid) from the Company (including its subsidiaries) for services in all capacities:

	Year ended December 31,
	2012	2013	2014
Supervisory Board:
J.C. Lobbezoo	53	61	70
J.M.R. Danneels	50	50	50
H.W. Kreutzer	50	51	53
M.C.J. van Pernis	50	51	53
U.H.R. Schumacher	50	50	50
G.J. Kramer -1-	68	25	—
	321	288	276

1.	Mr Kramer resigned from the Supervisory Board on May 16, 2013.